Financial instruments - Fair values and risk management - Notional principal amounts (Details) € in Millions	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 $ / €	Mar. 31, 2023 £ / €	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 $ / €	Mar. 31, 2022 £ / €	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 $ / €	Mar. 31, 2021 £ / €
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate		1.0839	0.8791		1.1065	0.8422		1.1728	0.8510
Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Hedged exchange rate | $ / €		1.13
Foriegn currency forward contracts | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 7,076.6			€ 6,705.5			€ 3,069.3
Forward foreign exchange contracts - Within 1 Year | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,873.1			4,607.7			1,506.9
Forward foreign exchange contracts - Greater than 1 Year | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 1,203.5			€ 2,097.8			€ 1,562.4